Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

4. INVENTORIES, NET

Inventories, net are comprised of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Own-branded apparel products	3,708,942	12,242,282	1,572,891
Less: inventory provision	(92,121)	(127,570)	(16,390)
Total	3,616,821	12,114,712	1,556,501

Inventory write-down expense was HKD68,536, HKD23,585 and HKD27,655 (US$3,553) for the years ended December 31, 2023, 2024, and 2025, respectively.